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Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010

                                                     May 5, 2005

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      Metropolitan Life Separate Account UL
                  MetFlex-File No. 33-57320
                  Rule 497(j) Certification
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Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 28, 2005.

     If you have any questions, please contact me at (617) 578-3031.

                                          Sincerely,

                                          /s/ John E. Connolly, Jr.

                                          John E. Connolly, Jr.